Disclosure of Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	[1]	$ 46
Intangible assets, closing amount		48	$ 46	[1]
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount		46	34
Additions		18	24
Amortization		(16)	(12)
Intangible assets, closing amount		48	46
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount		112	88
Intangible assets, closing amount		130	112
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount		(66)	(54)
Intangible assets, closing amount		$ (82)	$ (66)

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.